Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Fixed assets, residual value	$ 0
Intangible assets, residual value	0
Advertising and promotional expenses	87,035,000	$ 102,098,000	$ 117,553,000
Amount of right-of-use asset recognized after adoption of ASU 2016-02	13,333,000
Amount of lease liability recognized after adoption of ASU 2016-02	11,792,000
With adoption of ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recognized revenues of advertising services received in barter transactions	15,730,000	21,817,000
Amount of revenue recognized that was included in the receipts in advance balance at the beginning of the year	$ 62,191,000	$ 63,459,000
Practical expedient of performance obligations	true
Practical expedient of financing component	true
Practical expedient of amortization period	true
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount of right-of-use asset recognized after adoption of ASU 2016-02				$ 25,400,000
Amount of lease liability recognized after adoption of ASU 2016-02				$ 23,100,000